Sterling Capital Small Cap Value Fund
1
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .7%
Aerospace & Defense — 4 .0%
72,197
Moog, Inc. , Class A ................
$ 10,452,682
Automobile Components — 1 .3%
40,779
Dorman Products, Inc. (a) ............
3,401,376
Banks — 13 .3%
110,091
Columbia Banking System, Inc. .......
2,937,228
110,288
Community Bank System, Inc. ........
5,747,107
136,300
Glacier Bancorp, Inc. ...............
5,631,916
178,030
Old National Bancorp ...............
3,006,927
78,728
United Bankshares, Inc. .............
2,956,236
117,097
Webster Financial Corp. .............
5,943,844
91,225
Wintrust Financial Corp. .............
8,461,119
34,684,377
Capital Markets — 2 .1%
36,113
Affiliated Managers Group, Inc. .......
5,468,230
Chemicals — 3 .4%
210,316
Avient Corp. .....................
8,742,836
Construction & Engineering — 2 .4%
82,590
MasTec, Inc. (a) ...................
6,253,715
Consumer Staples Distribution & Retail — 9 .0%
120,487
BJ's Wholesale Club Holdings, Inc. (a) ...
8,031,663
33,074
Casey's General Stores, Inc. ..........
9,086,751
93,100
Performance Food Group Co. (a) .......
6,437,865
23,556,279
Electric Utilities — 2 .2%
134,704
Portland General Electric Co. .........
5,838,071
Electrical Equipment — 3 .0%
77,478
EnerSys .........................
7,822,179
Electronic Equipment, Instruments &
Components — 6 .7%
93,987
Belden, Inc. ......................
7,260,496
74,868
Crane NXT Co. ...................
4,257,743
74,412
ePlus, Inc. (a) .....................
5,941,054
17,459,293
Entertainment — 2 .0%
31,787
Take-Two Interactive Software, Inc. (a) ...
5,116,118
Gas Utilities — 2 .2%
89,027
Southwest Gas Holdings, Inc. .........
5,639,860
Household Durables — 4 .8%
113,905
Ethan Allen Interiors, Inc. ............
3,635,848
50,435
Meritage Homes Corp. ..............
8,785,777
12,421,625
Industrial REITs — 3 .5%
171,286
First Industrial Realty Trust, Inc. .......
9,021,634
Insurance — 6 .4%
65,592
Hanover Insurance Group, Inc. (The) ....
7,964,181
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
88,177
Selective Insurance Group, Inc. ........
$ 8,771,848
16,736,029
Life Sciences Tools & Services — 3 .1%
23,305
West Pharmaceutical Services, Inc. .....
8,206,157
Machinery — 6 .7%
75,682
Crane Co. .......................
8,941,072
77,815
Oshkosh Corp. ....................
8,435,924
17,376,996
Office REITs — 1 .2%
132,677
Highwoods Properties, Inc. ...........
3,046,264
Oil, Gas & Consumable Fuels — 3 .8%
20,900
Chord Energy Corp. ................
3,474,207
50,903
Matador Resources Co. ..............
2,894,344
96,384
Northern Oil & Gas, Inc. ............
3,572,955
9,941,506
Professional Services — 3 .4%
27,039
CACI International, Inc. , Class A (a) .....
8,756,851
Retail REITs — 1 .3%
121,191
Tanger, Inc. ......................
3,359,414
Semiconductors & Semiconductor Equipment
— 4 .9%
93,584
ON Semiconductor Corp. (a) ..........
7,817,072
43,645
Qorvo, Inc. (a) ....................
4,914,863
12,731,935
Software — 3 .3%
49,867
PTC, Inc. (a) ......................
8,724,730
Trading Companies & Distributors — 4 .7%
8,678
Herc Holdings, Inc. ................
1,292,067
19,285
United Rentals, Inc. ................
11,058,405
12,350,472
Total Common Stocks
(Cost $ 76,935,179 ) ............... 257,108,629
MONEY MARKET FUND — 0 .4%
934,457
Federated Treasury Obligations Fund ,
Institutional Shares , 5.22% (b) .......
934,457
Total Money Market Fund
(Cost $ 934,457 ) ................. 934,457
Total Investments — 99 .1%
(Cost $ 77,869,636 ) ............................ 258,043,086
Net Other Assets (Liabilities) — 0 .9% ............... 2,298,626
NET ASSETS — 100.0% .......................
$ 260,341,712
(a) Represents non-income producing security.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Small Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Small Cap Value Fund ................. $ 258,043,086 (a) $ — $ — $ 258,043,086
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.